CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Borrowing costs capitalised	$ 13,856	$ 24,383	$ 29,403
Capitalized interest rate	5.39%	4.56%	6.77%
Infrastructure Concession Arrangement [member] | Proyectos de Infraestructura S.A.
Disclosure of detailed information about service concession arrangements [line items]
Amortization offset against liability			$ 21,884
Infrastructure Concession Arrangement [member] | Gases del Norte del Peru S.A.C.
Disclosure of detailed information about service concession arrangements [line items]
Concessions under construction	$ 615,604	$ 100,732
Infrastructure Concession Arrangement [member] | Gases del Pacifico S.A.C.
Disclosure of detailed information about service concession arrangements [line items]
Concessions under construction	$ 53,936	$ 388,059